PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

Property and equipment consist of the following:

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Electronics and office equipment	43,315	54,615	45,816	6,581
Motor vehicles	11,804	11,893	11,706	1,681
Leasehold improvements	106,904	118,925	119,317	17,139

Property and equipment, cost	162,023	185,433	176,839	25,401
Less: Accumulated depreciation	(56,521)	(88,238)	(112,727)	(16,192)

Property and equipment, net	105,502	97,195	64,112	9,209